Deferred Tax Balances - Deferred Tax Liabilities (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Intangible assets	$ 1,508,478	$ 2,075,951
Total deferred tax liabilities	1,508,478	2,075,951
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,508,478)	(2,075,951)
Net deferred tax liabilities	$ 0	$ 0